SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of net change in non-cash operating working capital

($ thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Accounts receivable	$112,041	$8,493	$(45,385)
Other assets	(5,611)	4,475	(3,026)
Accounts payable	(515)	(11,005)	44,952
	$105,915	$1,963	$(3,459)

Schedule of changes in other non-cash working capital

($ thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Non-cash financing activities(1)	$8	$(178)	$(26)
Non-cash investing activities(2)	$(37,509)	$17,682	$(3,753)
(1)	Relates to changes in dividends payable and included in dividends on the Consolidated Statements of Cash Flows.
(2)	Relates to changes in accounts payable for capital and office expenditures and included in capital and office expenditures on the Consolidated Statements of Cash Flows.

Schedule of supplementary cash flow information

($ thousands)	December 31, 2020	December 31, 2019	December 31, 2018
Income taxes paid/(received)	$(58,361)	$(71,890)	$(481)
Interest paid	$28,758	$33,991	$36,161